Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 7, 2011
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 7, 2011
Corporate America CU Short Duration Fund (Prospectus Summary) | Corporate America CU Short Duration Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CASDX

Corporate America CU Short Duration Fund (Prospectus Summary) | Corporate America CU Short Duration Fund
Corporate America CU Short Duration Fund
Investment Objective
The investment objective of the Corporate America CU Short Duration Fund (the
"Fund") is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Corporate America CU Short Duration Fund Institutional Class Shares
Management Fees		0.15%
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		0.32%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Corporate America CU Short Duration Fund Institutional Class Shares	33	103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
The Adviser intends to invest in obligations authorized by National Credit Union
Administration ("NCUA") regulations §703 and §704 (12 C.F.R. §703 and §704), primarily permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or
Aa, or higher) by a nationally recognized statistical rating organization
("NRSRO") or unrated and considered by the Adviser to be comparable in quality and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies ("U.S. Government Securities"). Typically, the Fund's average portfolio duration is not expected to exceed to 3.5 years. Duration measures the responsiveness of a bond's price to changes in interest rates. The Adviser has designed its strategy for managing the Fund's investments such that they qualify as permissible investments under both NCUA regulations §703 and §704;
investments that are permitted by only one of the regulations are not eligible for investment by the Fund. The investments may not qualify as permissible investments for state chartered credit unions (depending on whether the appropriate state investment restrictions are more limited than the federal restrictions). The Fund may also be appropriate for other investors seeking a fund that invests in high credit quality obligations. Permissible investments include securities of issuers domiciled in the U.S. and U.S. Government
Securities (such as the Government National Mortgage Association ("GNMA"), U.S.
government-sponsored enterprises ("GSEs") (such as the Federal National Mortgage
Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC")),
securities backed (in whole or in part) by government guaranteed student loans through the Federal Family Education Loan Program ("FFELP"), and Small Business
Association ("SBA") loan pools). The Adviser expects to engage in frequent and active trading of the Fund's portfolio.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents and money market instruments to retain flexibility in meeting redemptions and paying expenses. The Adviser intends to select cash, cash equivalents and money market instruments that qualify as permissible investments for federally chartered credit unions.

The Fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National
Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation,
the National Credit Union Administration or any other government agency.
Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies. With respect to credit union investors, it is possible that the Fund may own a security that may be determined to not qualify as a credit union permissible investment, in which case the Adviser would take appropriate remedial action to address the issue.

New Adviser Risk. The Adviser is a newly registered investment adviser and has not previously managed a mutual fund.

Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Debt Securities Risks. The Fund's investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuate with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.

Floating Rate Securities Risks. Because changes in interest rates on floating
(or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Mortgage-Backed Securities Risk. Mortgage-backed securities are sensitive to changes in interest rates. When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that homeowners will pay off more than their required monthly mortgage payments. As prepayments occur, the principal balance of the security declines faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low. Conversely, when interest rates increase, mortgage-backed securities are subject to extension risk. Extension risk is the risk that homeowners will decide not to make prepayments on their mortgages to the extent initially expected and instead make only the required monthly payments. As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates. The unpredictability associated with prepayments increases the Fund's volatility. Mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of the most recently completed calendar quarter will be available on the Fund's website at www.CorpAmFunds.org or by calling the Fund toll-free at 1-888-621-9258. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 7, 2011
Corporate America CU Short Duration Fund (Prospectus Summary) | Corporate America CU Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Corporate America CU Short Duration Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Corporate America CU Short Duration Fund (the
"Fund") is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Adviser intends to invest in obligations authorized by National Credit Union
Administration ("NCUA") regulations §703 and §704 (12 C.F.R. §703 and §704), primarily permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or
Aa, or higher) by a nationally recognized statistical rating organization
("NRSRO") or unrated and considered by the Adviser to be comparable in quality and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies ("U.S. Government Securities"). Typically, the Fund's average portfolio duration is not expected to exceed to 3.5 years. Duration measures the responsiveness of a bond's price to changes in interest rates. The Adviser has designed its strategy for managing the Fund's investments such that they qualify as permissible investments under both NCUA regulations §703 and §704;
investments that are permitted by only one of the regulations are not eligible for investment by the Fund. The investments may not qualify as permissible investments for state chartered credit unions (depending on whether the appropriate state investment restrictions are more limited than the federal restrictions). The Fund may also be appropriate for other investors seeking a fund that invests in high credit quality obligations. Permissible investments include securities of issuers domiciled in the U.S. and U.S. Government
Securities (such as the Government National Mortgage Association ("GNMA"), U.S.
government-sponsored enterprises ("GSEs") (such as the Federal National Mortgage
Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC")),
securities backed (in whole or in part) by government guaranteed student loans through the Federal Family Education Loan Program ("FFELP"), and Small Business
Association ("SBA") loan pools). The Adviser expects to engage in frequent and active trading of the Fund's portfolio.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents and money market instruments to retain flexibility in meeting redemptions and paying expenses. The Adviser intends to select cash, cash equivalents and money market instruments that qualify as permissible investments for federally chartered credit unions.

The Fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National
Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation,
the National Credit Union Administration or any other government agency.
Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies. With respect to credit union investors, it is possible that the Fund may own a security that may be determined to not qualify as a credit union permissible investment, in which case the Adviser would take appropriate remedial action to address the issue.

New Adviser Risk. The Adviser is a newly registered investment adviser and has not previously managed a mutual fund.

Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Debt Securities Risks. The Fund's investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuate with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.

Floating Rate Securities Risks. Because changes in interest rates on floating
(or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Mortgage-Backed Securities Risk. Mortgage-backed securities are sensitive to changes in interest rates. When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that homeowners will pay off more than their required monthly mortgage payments. As prepayments occur, the principal balance of the security declines faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low. Conversely, when interest rates increase, mortgage-backed securities are subject to extension risk. Extension risk is the risk that homeowners will decide not to make prepayments on their mortgages to the extent initially expected and instead make only the required monthly payments. As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates. The unpredictability associated with prepayments increases the Fund's volatility. Mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of the most recently completed calendar quarter will be available on the Fund's website at www.CorpAmFunds.org or by calling the Fund toll-free at 1-888-621-9258. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-621-9258
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.CorpAmFunds.org
Corporate America CU Short Duration Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	33
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	103

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.